Interest Expense (Tables)	12 Months Ended
Dec. 31, 2014
Interest Expense [Abstract]
Schedule of Interest Expense
The following is a summary of interest cost incurred during the year ended December 31, 2014, 2013 and 2012:

	December 31,2014		December 31,2013	December 31,2012
	RMB	US$	RMB	RMB
Interest cost capitalized	-	-	2,059	11,174
Interest cost charged to expense	12,486	2,012	10,094	-
	12,486	2,012	12,153	11,174